SUPPLEMENT DATED NOVEMBER 23, 2004 TO
                     TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III
                                                TRAVELERS CORPORATE BENEFIT LIFE
                                       TRAVELERS LIFE & ANNUITY CORPORATE SELECT
                                           POLICY PROSPECTUSES DATED MAY 3, 2004
                                                                             AND
    TRAVELERS LIFE & ANNUITY CORPORATE OWNEDVARIABLE UNIVERSAL LIFE INSURANCE IV
                                            POLICY PROSPECTUS DATED MAY 26, 2004




The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1. THE SUB-SECTION IN YOUR PROSPECTUS ENTITLED "DISTRIBUTION" IN THE SECTION ENTITLED "OTHER POLICY INFORMATION" IS HEREBY DELETED AND REPLACED WITH THE
FOLLOWING:

                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One CityPlace, Hartford, Connecticut 06103-3415. TDLLC is registered as a broker-dealer with the United States Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and the Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Policy.

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds. (See the "Administrative, Marketing and Support Service Fee" sub-section of this Prospectus.) Compensation is, however, a factor in setting pricing under the Policies, and as disclosed in the "Modifications, Reserved Rights and Other Charges" sub-section of this Prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

Certain broker-dealer firms may receive additional compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or its affiliates, and may be based on aggregate or anticipated sales of the Policies, meeting certain sales thresholds, and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Such payments may be in the form of one-time or periodic lump sum payments. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. In addition, the Company or TDLLC may sponsor all or a portion of broker-dealer firms' annual, regional or other meetings with their registered representatives and executives for purposes of educating them as to the Company's products. Any such compensation or reimbursement payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The amount and timing of overall compensation, including both commissions and additional compensation as outlined above, may vary depending on the selling and other agreements in place, but is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum commission will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum compensation rates assume anticipated premium targets are achieved. We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds or serves as a sub-adviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Policy to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Policies may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.


2. THE SUB-SECTION IN YOUR PROSPECTUS (EXCLUDING TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE) ENTITLED "FULL SURRENDER" IN THE SECTION ENTITLED "POLICY SURRENDERS" IS AMENDED BY ADDING THE FOLLOWING PARAGRAPHS TO THE END OF THE SUB-SECTION:

If the Policy has not been assigned at any time and is not part of a tax-free exchange and a full surrender is requested in the first seven Policy Years, we may pay an additional amount at the time of surrender.

These payments will not be made from the Policy, but are a separate obligation of the Company. The amount, duration and availability of this additional payment may vary based on a number of factors, including:

o        The number of insureds;
o        The purpose for which the policies are being purchased; and
o Any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

These additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.